Material Accounting Policies - Additional Information (Details)	12 Months Ended
Mar. 31, 2025
Disclosure Of Significant Accounting Policies [Abstract]
Maximum eligible per employee, annual bonus in DSUs and or RSUs	50.00%
Percentage of DSUs or RSUs granted from the company of the bonus in DSUs or RSUs	25.00%
Share based expenses, percentage of fair value bonus DSUs/RSUs	125.00%